Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets
As of December 31, 2025 and 2024, the composition of intangible assets is as follows:

			As of December 31, 2025
	Average remaining useful life	Net opening balance as of January 1, 2025	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$
Software development	2	88,669	475,790	(384,315)	91,475
Total		88,669	475,790	(384,315)	91,475

			As of December 31, 2024
	Average remaining useful life	Net opening balance as of January 1, 2024	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$
Software development	2	97,551	430,867	(342,198)	88,669
Total		97,551	430,867	(342,198)	88,669

Schedule of Changes in the Value of Intangible Assets
The changes in the value of intangible assets during the periods ended December 31, 2025 and December 31, 2024 is as follows:
i.Gross balance

Gross balances	Software development
MCh$
Balances as of January 1, 2025	430,867
Acquisitions	52,868
Disposals and impairment	—
Impairments (*)	(7,963)
Other	18
Balances as of December 31, 2025	475,790

Balances as of January 1, 2024	378,800
Acquisitions	44,559
Disposals and impairment	—
Impairments	—
Other	7,508
Balances as of December 31, 2024	430,867
(*) Corresponds to the book value of intangible assets with obsolescence that were impaired during the period 2025.
NOTE 10 - INTANGIBLE ASSETS. continued
ii.Accumulated amortisation

Accumulated amortisation	Software development
MCh$
Balances as of January 1, 2025	(342,198)
Year’s amortisation	(47,855)
Disposals	—
Impairment (*)	5,738
Other changes	—
Balances as of December 31, 2025	(384,315)

Balances as of January 1, 2024	(281,249)
Year’s amortization	(52,982)
Disposal	—
Impairment	—
Other changes	(7,967)
Balances as of December 31, 2024	(342,198)
(*) Corresponds to the amortization of intangible assets with obsolescence that were impaired during the period 2025.